Share Capital and Warrants - Issued and Outstanding - Common Shares (Detail) - Common shares - CAD ($) shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Number of Common Shares
Outstanding, Beginning of Year (in shares)	1,909,190	2,001,211
Issued Upon Exercise of Warrants (in shares)	2,314	9,399
Issued Under Stock Option Plans (in shares)	3,443	11,069
Purchases of common shares under NCIB (in shares)	(29,388)	(112,489)
Outstanding, End of Period (in shares)	1,885,559	1,909,190
Amount
Outstanding, Beginning of Year	$ 16,320	$ 17,016
Issued Upon Exercise of Warrants	23	93
Issued Under Stock Option Plans	54	170
Purchase of Common Shares Under NCIBs	(251)	(959)
Outstanding, End of Period	$ 16,146	$ 16,320